Securitisations - Disclosure of continuing involvement in financial assets that have been derecognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	£ 2,881	£ 3,869
Fair value	2,849	3,824
Maximum exposure to loss	2,955	3,946
Gain from continuing involvement, for the year ended	107	159
Gain from continuing involvement, cumulative to 31 December	362	253
Asset backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	67	53
Fair value	67	53
Maximum exposure to loss	141	130
Gain from continuing involvement, for the year ended	3	1
Gain from continuing involvement, cumulative to 31 December	5	1
Residential mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	2,454	3,439
Fair value	2,454	3,437
Maximum exposure to loss	2,454	3,439
Gain from continuing involvement, for the year ended	99	155
Gain from continuing involvement, cumulative to 31 December	331	231
Commercial mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	360	377
Fair value	328	334
Maximum exposure to loss	360	377
Gain from continuing involvement, for the year ended	5	3
Gain from continuing involvement, cumulative to 31 December	£ 26	£ 21